Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 10, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
										Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for	Compensation Actually Paid to	Summary Compensation Table Total for	Compensation Actually Paid to	Average Summary Compensation Table Total for Non-PEO named executive officers	Average Compensation Actually Paid for Non-PEO named executive officers	Total Shareholder Return ($) (6)	Solactive EPIC Core Photonic USD Index Total Shareholder Return ($) (7)	Net Loss ($) (8)	NASDAQ Composite Index Total Shareholder Return ($) (9)
	PEO ($) (1) (2) (Michael Lebby)	PEO ($) (1) (3)	PEO ($) (1) (2) (Yves Le Maitre)	PEO ($) (1) (3)	NEO ($) (4)	NEO ($) (5)
2024	832,095	806,186	626,873	508,597	550,702	514,333	226	90	(22,535,041)	150
2023	1,346,381	1,454,564	—	—	1,108,385	1,208,378	535	94	(21,038,032)	116
2022	1,459,996	200,166	—	—	1,216,991	(7,379)	463	84	(17,230,480)	81
2021	3,073,321	5,683,051	—	—	3,034,845	5,644,575	1,600	123	(18,631,381)	121

Company Selected Measure Name			NASDAQ Composite Index
Named Executive Officers, Footnote [Text Block]
(1)	Our PEO for 2021, 2022, 2023 and 2024 (through December 10) was Dr. Michael S. Lebby and Yves Le Maitre from December 11, 2024.

Peer Group Issuers, Footnote [Text Block]

(6)	The total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.
(7)	The peer group used is the Solactive EPIC Core Phototonics USD Index NTR, as used the Company’s performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.
(8)	The dollar amounts reported are the Company’s GAAP net income (loss) reflected in the Company’s audited financial statements.
(9)	The Company selected measure is the NASDAQ Composite Index, as used the Company’s performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported and reinvesting all dividends until the last day of each reported fiscal year.

Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for each listed year.
(3)	Represents the compensation actually paid to our PEO in each year listed. Compensation actually does not mean that our PEO was actually paid those amounts in the listed year. This dollar amount is derived from the starting point of Summary of Compensation Table total compensation under the methodology prescribed under the SEC’s rules, as shown in the table below:

PEO (Michael Lebby)	2024	2023	2022	2021
Summary Compensation Table Total	$832,095	$1,346,381	$1,459,996	$3,073,321

Subtract grant date fair value of option awards and stock awards granted in fiscal year	(387,037)	(848,478)	(922,205)	(153,875)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	—	—	—	2,188,521
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year	—	—	(319,842)	—
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year	361,128	889,431	626,983	564,390
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	—	67,230	(644,766)	10,694
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year	—	—	—	—
Compensation actually paid	$806,186	$1,454,564	$200,166	$5,683,051

PEO (Yves Le Maitre)	2024	2023	2022	2021
Summary Compensation Table Total	$626,873	—	—	—

Subtract grant date fair value of option awards and stock awards granted in fiscal year	(591,446)	—	—	—
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	380,436	—	—	—
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year	—	—	—	—
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year	92,734	—	—	—
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	—	—	—	—
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year	—	—	—	—
Compensation actually paid	$508,597	—	—	—

The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in the table are:

Michael Lebby:

	2024	2023	2022	2021

Expected life (in years)	9.54 - 9.99 years	8.21 - 10.0 years	8.30 - 9.97 years	8.21 - 9.97 years

Volatility	76.43% - 78.36%	76.60% - 78.01%	74.16% - 77.51%	71.70% - 76.30%

Risk-free rate	3.69% - 4.43%	3.39% - 4.77%	1.79% - 4.1%	1.09% - 1.63%

Expected dividend yield	0%	0%	0%	0%

Yves Le Maitre:

	2024	2023	2022	2021

Expected life (in years)	9.66 - 9.99 years	—	—	—

Volatility	76.61% - 78.63%	—	—	—

Risk-free rate	3.70% - 4.53%	—	—	—

Expected dividend yield	0%	—	—	—

Summary Compensation Table Total			$ 550,702	$ 1,108,385	$ 1,216,991	$ 3,034,845
Compensation actually paid			$ 514,333	1,208,378	(7,379)	5,644,575
(4)	(4)During 2023, 2022 and 2021, our named executive officer other than our PEO was James S. Marcelli. During 2024 our named executive officer’s other than our PEO were James S. Marcelli and Thomas E. Zelibor (from December 11, 2024). Represents the average of the total compensation paid to our NEO’s other than our PEO in each listed year, as shown in our Summary Compensation Table for each listed year.
(5)	Represents the average compensation actually paid to our NEO’s other than our PEO in each year listed. Compensation actually paid does not mean that our NEO’s were actually paid those amounts in the listed year, but this is a dollar amount is derived from the starting point of Summary of Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below:

NEOs other than PEO	2024	2023	2022	2021
Summary Compensation Table Total	$550,702	$1,108,385	$1,216,991	$3,034,845

Subtract grant date fair value of option awards and stock awards granted in fiscal year	(285,447)	(678,782)	(770,288)	(153,875)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	104,571	—	—	2,188,521
Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year	—	—	(319,842)	—
Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year	144,507	711,545	510,526	564,390
Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year	—	67,230	(644,766)	10,694
Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year	—	—	—	—
Compensation actually paid	$514,333	$1,208,378	$(7,379)	$5,644,575

The assumptions used for determining the fair values of outstanding and unvested option awards shown in this table are different from those used to determine the fair values disclosed as of the grant date of such awards. The assumptions used for determining fair values shown in the table are:

	2024	2023	2022	2021

Expected life (in years)	9.54 - 9.99 years	8.21 - 10.0 years	8.30 - 9.97 years	8.21 - 9.97 years

Volatility	76.43% - 78.63%	76.60% - 78.01%	74.16% - 77.51%	71.70% - 76.30%

Risk-free rate	3.69% - 4.53%	3.39% - 4.77%	1.79% - 4.1%	1.09% - 1.63%

Expected dividend yield	0%	0%	0%	0%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid, as determined under rules adopted pursuant to the Dodd-Frank Act and reflected in the Pay Versus Performance table above for our CEO (PEO) and cumulative total shareholder return (TSR) were both higher in 2021 and 2023 relative to 2020. The cumulative TSR for 2022 was higher relative to 2020, but the CEO Compensation Actually Paid was lower in 2022 relative to 2020.

Compensation Actually Paid, as determined under rules adopted pursuant to the Dodd-Frank Act and reflected in the Pay Versus Performance table above for our COO (NEO other than PEO) and cumulative total shareholder return (TSR) were both higher in 2021 and 2023 relative to 2020. The cumulative TSR for 2022 was higher relative to 2020, but the COO Compensation Actually Paid was lower in 2022 relative to 2020.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

During 2020, our cumulative TSR was less than the cumulative TSR of the Solactive EPIC Core Photonic USD Index as well as the cumulative TSR of the NASDAQ Composite Index measured on the same basis. During 2021, 2022 and 2023 our cumulative TSR outperformed the cumulative TSR of the Solactive EPIC Core Photonic USD Index as well as the cumulative TSR of the NASDAQ Composite Index measured on the same basis.

Tabular List of Performance Measure

Tabular List of Performance Measure

The list below includes the financial performance measures that in our assessment represent the most important financial performance measures used to link compensation actually paid to our NEOs for 2023, to Company performance. The Company has limited revenue and does not have profit related financial performance measures.

Performance Measure

•	Stock Price
•	Cash Flow from Financing Activities
•	Patent Applications

Total Shareholder Return Amount			$ 226	535	463	1,600
Peer Group Total Shareholder Return Amount			90	94	84	123
Net Income (Loss) Attributable to Parent			$ (22,535,041)	$ (21,038,032)	$ (17,230,480)	$ (18,631,381)
Company Selected Measure Amount			150	116	81	121
PEO Name	Yves Le Maitre	Dr. Michael S. Lebby		Dr. Michael S. Lebby	Dr. Michael S. Lebby	Dr. Michael S. Lebby
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Stock Price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Cash Flow from Financing Activities
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Patent Applications
Non-PEO NEO [Member] | Subtract grant date fair value of option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (285,447)	$ (678,782)	$ (770,288)	$ (153,875)
Non-PEO NEO [Member] | Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			104,571	0	0	2,188,521
Non-PEO NEO [Member] | Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(319,842)	0
Non-PEO NEO [Member] | Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			144,507	711,545	510,526	564,390
Non-PEO NEO [Member] | Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	67,230	(644,766)	10,694
Non-PEO NEO [Member] | Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0	0
Michael Lebby [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total			832,095	1,346,381	1,459,996	3,073,321
Compensation actually paid			806,186	1,454,564	200,166	5,683,051
Michael Lebby [Member] | PEO [Member] | Subtract grant date fair value of option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(387,037)	(848,478)	(922,205)	(153,875)
Michael Lebby [Member] | PEO [Member] | Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0	2,188,521
Michael Lebby [Member] | PEO [Member] | Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	(319,842)	0
Michael Lebby [Member] | PEO [Member] | Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			361,128	889,431	626,983	564,390
Michael Lebby [Member] | PEO [Member] | Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	67,230	(644,766)	10,694
Michael Lebby [Member] | PEO [Member] | Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0	0
Yves Le Maitre [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table Total			626,873	0	0	0
Compensation actually paid			508,597	0	0	0
Yves Le Maitre [Member] | PEO [Member] | Subtract grant date fair value of option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(591,446)	0	0	0
Yves Le Maitre [Member] | PEO [Member] | Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			380,436	0	0	0
Yves Le Maitre [Member] | PEO [Member] | Adjust for change in fair value of outstanding and unvested option awards and stock awards granted in prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0	0
Yves Le Maitre [Member] | PEO [Member] | Add fair value at vesting of option awards and stock awards granted in fiscal year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			92,734	0	0	0
Yves Le Maitre [Member] | PEO [Member] | Adjust for change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0	0
Yves Le Maitre [Member] | PEO [Member] | Subtract fair value as of prior fiscal year-end of option awards and stock awards granted in the prior fiscal years that failed to meet applicable vesting conditions during the fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0	$ 0